Intangible Assets - Schedule of Demonstrates the Changes During the Years (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Demonstrates the Changes During the Years [Line Items]
Balance at beginning		R$ 927,414	R$ 768,747
Additions		616,658	521,244
Reclassification
Write- offs		(1,943)	(91,879)
Amortization for the year		(403,318)	(270,698)
Balance at ending		1,138,811	927,414
Internally/Externally developed software [Member]
Schedule of Demonstrates the Changes During the Years [Line Items]
Balance at beginning	[1]	774,562	620,043
Additions	[1]	499,591	434,979
Reclassification	[1]	(1,891)
Write- offs	[1]		(91,879)
Amortization for the year	[1]	(267,120)	(188,581)
Balance at ending	[1]	1,005,142	774,562
Software licenses [Member]
Schedule of Demonstrates the Changes During the Years [Line Items]
Balance at beginning		43,435	32,606
Additions		117,067	68,158
Reclassification		(852)
Write- offs
Amortization for the year		(112,552)	(57,329)
Balance at ending		47,098	43,435
Purchased software [Member]
Schedule of Demonstrates the Changes During the Years [Line Items]
Balance at beginning		30,065	23,362
Additions			18,107
Reclassification
Write- offs
Amortization for the year		(9,461)	(11,404)
Balance at ending		20,604	30,065
Software acquired through business combination [Member]
Schedule of Demonstrates the Changes During the Years [Line Items]
Balance at beginning	[2]	28,832	42,216
Additions	[2]
Reclassification	[2]
Write- offs	[2]
Amortization for the year	[2]	(13,385)	(13,384)
Balance at ending	[2]	15,447	28,832
Goodwill [Member]
Schedule of Demonstrates the Changes During the Years [Line Items]
Balance at beginning	[2]	50,520	50,520
Additions	[2]
Reclassification	[2]
Write- offs	[2]
Amortization for the year	[2]
Balance at ending	[2]	50,520	50,520
Other intangible assets [Member]
Schedule of Demonstrates the Changes During the Years [Line Items]
Balance at beginning
Additions
Reclassification		2,743
Write- offs		(1,943)
Amortization for the year		(800)
Balance at ending

[1]	Development of continuing improvements in digital solutions such as mobile banking applications, marketplace, business solutions and investment platforms. The useful life of the internally and externally developed software is defined as being between 5 to 10 years for the purposes of amortization.
[2]	Additions through business combination and common control transactions.